SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	Dec. 31, 2025
Store operating equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	5 years
Leasehold improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Mechanical equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	10 years
Minimum [Member] | Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	3 years
Minimum [Member] | Building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	40 years
Minimum [Member] | Assets subject to operating leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	40 years
Maximum [Member] | Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	5 years
Maximum [Member] | Building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	50 years
Maximum [Member] | Assets subject to operating leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	50 years